Income Taxes, Social Contribution and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes Social Contribution And Other Taxes
Schedule of deferred tax assets

	As of December 31,
	2025	2024	2023
Initial amount	831,698	687,362	588,090
Provision/ reversal	615,621	144,336	99,272
Deferred tax assets	1,447,319	831,698	687,362

Schedule of deferred tax liabilities

	As of December 31,
	2025	2024	2023
Initial amount	206,860	194,284	184,182
Provision/ reversal	176,014	12,576	10,102
Deferred tax liabilities	382,874	206,860	194,284

Schedule of income tax and social contribution expense

	As of December 31,
	2025	2024	2023
Income tax in profit or loss	(700,567)	(433,638)	(221,525)
Deferred taxes:
Temporary differences	410,359	195,590	122,295
Tax loss and negative calculation basis	-	(8,607)	(56,347)
Total	(290,208)	(246,655)	(155,577)

Schedule of estimate of tax credit realization

	As of December 31,
Expected income tax and social contribution, calculated with statutory rate	2025	2024
Year 1	640,419	347,304
Year 2	221,450	107,199
Year 3	158,845	110,136
Year 4	131,901	73,084
Year 5	111,304	71,347
Year 6 – 10	183,399	122,628
Total	1,447,319	831,698

Schedule of effective tax rate reconciliation

	As of December 31,
	2025	2024	2023
Net income before taxes	1,336,821	1,041,011	581,635

Expected income tax and social contribution, at statutory rates	(492,616)	(379,283)	(207,989)
Interest on equity (1)	106,797	92,610	37,186
Permanent additions and exclusions	(2,582)	11,386	1,656
Tax incentive - Hunger Prevention Program and donations	24,318	7,229	6,457
Extemporaneous credit	-	21,603	7,631
Others	72,954	(200)	(518)
Income tax expense	(291,129)	(246,655)	(155,577)
The effective income tax rate	22%	24%	27%

(1) Interest on equity refers to a profit distribution to shareholders and is deductible by the company for corporate income tax (IRPJ) and social contribution on net profit (CSLL) purposes.

Schedule of breakdown deferred tax assets and liabilities

	December 31, 2025
	Deferred Tax Assets	Deferred Tax Liabilities
Provisions	148,247	-
Allowance for expected credit losses	1,100,448	(98,816)
Lease liabilities	131,854	(120,365)
Other temporary differences	66,770	(163,693)
Total	1,447,319	(382,874)

	December 31, 2024
	Deferred Tax Assets	Deferred Tax Liabilities
Provisions	141,076	-
Impairment allowance for loans and advances to customers	561,442	(89,117)
Fair value of financial instruments held for trading	21	-
Net operating losses	3,107	-
Lease liabilities	116,078	(105,465)
Other temporary differences	9,974	(12,278)
Total	831,698	(206,860)